Investments in Unconsolidated Joint Ventures, Recognition of Gains in Unconsolidated Joint Ventures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Recognition of Gains in Unconsolidated Joint Ventures [Abstract]
Net profit attributable to the Company	$ 6,066	$ 18,948	$ 8,616
California 19 Inc. [Member]
Recognition of Gains in Unconsolidated Joint Ventures [Abstract]
Net profit attributable to the Company	399	725	880
Amortization of Basis Differences	(408)	(408)	(408)
Equity gains in unconsolidated joint ventures (attributed to the 2020 Joint Venture)	(9)	317	472
California 20 Inc. [Member]
Recognition of Gains in Unconsolidated Joint Ventures [Abstract]
Net profit attributable to the Company	400	738	684
Amortization of Basis Differences	(409)	(409)	(409)
Equity gains in unconsolidated joint ventures (attributed to the 2020 Joint Venture)	$ (9)	$ 329	$ 275